Assets and liabilities of operating segments (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) segment	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Assets and liabilities of operating segments
Number of reportable segments | segment	2
Assets
Current assets	R$ 1,194,021	R$ 1,299,970
Non-current assets	1,484,312	1,263,973
Total assets	2,678,333	2,563,943
Liabilities
Current liabilities	587,926	369,847
Non-current liabilities	470,343	404,252
Shareholders' equity	1,620,064	1,789,844	R$ 1,057,209	R$ 1,170,520
Total liabilities and shareholders' equity	2,678,333	2,563,943
Cash flows arising from:
Operating activities	51,389	132,191	97,699
Investing activities	58,213	(648,047)	(34,359)
Financing activities	(146,728)	545,268	(53,971)
Operating segments
Assets
Current assets	1,194,021	1,299,970
Non-current assets	1,484,312	1,263,973
Total assets	2,678,333	2,563,943
Liabilities
Current liabilities	587,926	369,847
Non-current liabilities	470,343	404,252
Shareholders' equity	1,620,064	1,789,844
Total liabilities and shareholders' equity	2,678,333	2,563,943
Cash flows arising from:
Operating activities	51,389	131,781	97,699
Investing activities	58,213	(648,047)	(34,359)
Financing activities	(146,728)	545,678	(53,971)
Eliminations
Assets
Current assets	(14,075)	(6,045)
Non-current assets	(256,414)	(59,174)
Total assets	(270,489)	(65,219)
Liabilities
Current liabilities	(101,238)	(6,045)
Non-current liabilities	(7,360)	(9,519)
Shareholders' equity	(161,891)	(49,655)
Total liabilities and shareholders' equity	(270,489)	(65,219)
Cash flows arising from:
Investing activities	175,000	41,000	995
Financing activities	(175,000)	(41,000)	(995)
Software | Operating segments
Assets
Current assets	859,655	1,193,336
Non-current assets	1,518,883	1,292,217
Total assets	2,378,538	2,485,553
Liabilities
Current liabilities	294,850	284,775
Non-current liabilities	463,624	410,934
Shareholders' equity	1,620,064	1,789,844
Total liabilities and shareholders' equity	2,378,538	2,485,553
Cash flows arising from:
Operating activities	87,320	141,895	97,785
Investing activities	7,493	(667,302)	(34,797)
Financing activities	(136,728)	545,678	(53,971)
Linx Pay Meios de Pagamento Ltda. | Operating segments
Assets
Current assets	348,441	112,679
Non-current assets	221,843	30,930
Total assets	570,284	143,609
Liabilities
Current liabilities	394,314	91,117
Non-current liabilities	14,079	2,837
Shareholders' equity	161,891	49,655
Total liabilities and shareholders' equity	570,284	143,609
Cash flows arising from:
Operating activities	(35,931)	(10,114)	(86)
Investing activities	(124,280)	(21,745)	(557)
Financing activities	R$ 165,000	R$ 41,000	R$ 995